Director's Loans	12 Months Ended
Mar. 31, 2019
Borrowings [abstract]
Director's Loans

8.	DIRECTOR’S LOANS

	March 31, 2019	March 31, 2018
Opening balance	$763,544	$1,330,500
Repayments	–	(1,000,000)
Amortization of transaction costs	130,256	433,044
Closing balance	$893,800	$763,544

	March 31, 2019	March 31, 2018
Current portion	$893,800	$–
Non-current portion	–	763,544
Total	$893,800	$763,544

Finance expenses	For the year ended March 31,
	2019	2018	2017
Interest on director’s loan	$90,000	$128,096	$136,959
Amortization of transaction costs	130,256	433,044	203,057
	$220,256	$561,140	$340,016

As at March 31, 2019, one unsecured loan owing to a director of the Company (the “Lender”), advanced to the Company in November 2016 (note 8(a)), was outstanding with a principal sum of $1,000,000.

Advances have been measured as financial liabilities at their (cash) transaction values, with the unamortized balance of directly applicable costs, comprised of the fair values of the bonus warrants granted, representing a partially offsetting asset balance. Such costs are being expensed pro-rata over the term of the debt, with the effect on the balance sheet presentation being that the aggregate debt is accreted towards its face value.

The key terms of the underlying agreements for each loan outstanding during the period are summarized below:

(a)	2016 loan agreement

In November 2016, the Company entered into a loan agreement (the “2016 Loan”) with the Lender, superseding a previous loan agreement for a $1,000,000 advance, pursuant to which the original maturity date of November 26, 2016 was extended for three years on customary conditions. The principal sum was subsequently increased to $1,500,000 by way of an additional advance of $500,000 to fund mineral property acquisitions (note 6(b) and 6(c)). The 2016 Loan is subject to an interest rate of 9% per annum.

Pursuant to the 2016 Loan, the Company issued to the Lender a loan bonus comprising of 10,000,000 common share purchase warrants with an expiry term of three years and an exercise price of $0.08 per share (note 9(c)(i)).

During the year ended March 31, 2018, $500,000 of the 2016 Loan was repaid to the Lender, leaving a balance outstanding of $1,000,000.

(b)	2015 loan agreement

In September 2015, the Company entered into a loan agreement (the “2015 Loan”) with the Lender pursuant to which the Lender advanced to the Company a principal sum of $500,000 with a maturity term of two-year and at an interest rate of 7% per annum.

Pursuant to the 2015 Loan, the Company issued to the Lender a loan bonus comprising of 5,555,555 common share purchase warrants with an expiry term of two years and an exercise price of $0.09 per share (note 9(c)(ii))

The 2015 Loan was fully repaid in September 2017.